Cover Page Document	May 04, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2023
Entity Registrant Name	Motorola Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7221
Entity Tax Identification Number	36-1115800
Entity Address, Address Line One	500 W. Monroe Street
Entity Address, Postal Zip Code	60661
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
City Area Code	847
Local Phone Number	576-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock;
Trading Symbol	MSI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000068505
Amendment Flag	false